Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
Note 4      Long Term Debt

During the quarter ended June 30, 2015 the Company financed operations with loans from National Funding.  During the prior fiscal year the company borrowed working capital and equipment loans from Ascentium Capital. The following table describes the purpose and terms of the loans.

Schedule of Long term Debt						June 30,2015
Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Ascentium Capital	08/27/14	$50,000	Credit Line	24%	18 Months	$24,910	$-
Ascentium Capital	09/01/14	$14,975	Truck loan	9%	36 Months	$4,654	$6,991
National Funding	02/25/15	$50,000	Credit Line	30%	7 Months	$29,958	$-
		$114,975				$59,552	$6,991

This debt is collateralized by the specific asset in the case of the truck loan and both loans are personally guaranteed by the officers of the Company.

Note 10 Long Term Debt

During the year ended December 31, 2014 the company financed operations and a truck acquisition with loans from Ascentium Capital, a Texas based financial entity.  The following table describes the purpose and terms of the loans.

December 31, 2014
Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Ascentium Capital	08/27/14	$50,000	Credit Line	24%	18 Months	$33,847	$7,533
Ascentium Capital	09/01/14	$14,975	Truck loan	9%	36 Months	$4,461	$8,988
		$64,975				$38,308	$16,521

This debt is collateralized by the specific asset in the case of the truck loan and both loans are personally guaranteed by the officers of the Company.